LEASE LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities payable:
Lease liabilities payable	¥ 9,134	¥ 10,625
Less: Discount to present value	(1,815)	(2,138)
Total lease liabilities	¥ 7,319	¥ 8,487	¥ 0
Maximum [member]
Lease liabilities payable:
The incremental borrowing rate	5.16%	5.16%
Minimum [member]
Lease liabilities payable:
The incremental borrowing rate	3.30%	3.30%
Within one year [member]
Lease liabilities payable:
Lease liabilities payable	¥ 1,522	¥ 1,732
Within a period of more than one year but not more than two years [member]
Lease liabilities payable:
Lease liabilities payable	1,218	1,266
Within a period of more than two years but not more than five years [member]
Lease liabilities payable:
Lease liabilities payable	2,762	3,091
Within a period of more than five years [member]
Lease liabilities payable:
Lease liabilities payable	¥ 3,632	¥ 4,536